Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Summarized balance sheet information
Current assets	$ 23,960	$ 43,017	[1]
Non-current assets	222,166	213,569	[1]
Current liabilities	36,211	40,369	[1]
Non-current liabilities	129,695	134,792	[1]
Equity attributable to equity holders	72,585	71,339	[1]
Non-controlling interests	7,635	10,086	[1]
Summarized income statement and comprehensive income information
Revenue	56,444	45,517		$ 43,064
Net income	9,183	2,769		9,867
Attributable to:
Equity holders	7,996	1,241		8,273
Non-controlling interests	1,187	1,528		1,594
Net income	9,183	2,769		9,867
Other comprehensive income	1,040	(1,460)		(8,751)
Total comprehensive income	10,223	1,309		1,116
Attributable to:
Equity holders	8,838	(275)		389
Non-controlling interests	1,385	1,584		727
Summarized cash flow information
Cash flow from operating activities	15,430	10,110		14,121
Cash flow from investing activities	7,854	(60,077)		(4,930)
Cash flow from financing activities	(21,004)	50,731		(9,281)
Net increase/(decrease) in cash and cash equivalents	2,280	764		$ (90)
Ambev [Member]
Summarized balance sheet information
Current assets	7,472	7,329
Non-current assets	18,783	18,396
Current liabilities	8,672	8,829
Non-current liabilities	3,078	2,582
Equity attributable to equity holders	13,908	13,754
Non-controlling interests	597	560
Summarized income statement and comprehensive income information
Revenue	14,961	13,123
Net income	2,452	3,765
Attributable to:
Equity holders	2,290	3,611
Non-controlling interests	162	155
Net income	2,452	3,765
Other comprehensive income	809	(1,534)
Total comprehensive income	3,261	2,231
Attributable to:
Equity holders	3,090	2,190
Non-controlling interests	171	41
Summarized cash flow information
Cash flow from operating activities	5,583	3,552
Cash flow from investing activities	(960)	(1,697)
Cash flow from financing activities	(4,018)	(3,351)
Net increase/(decrease) in cash and cash equivalents	$ 605	$ (1,496)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).